Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.36%
Argentina–0.59%
MercadoLibre, Inc.(a)	229	$407,508
Australia–6.41%
Ansell Ltd.	51,101	1,433,873
Australia & New Zealand Banking Group Ltd.	99,780	1,795,125
Treasury Wine Estates Ltd.	157,566	1,204,075
		4,433,073
Austria–2.60%
ams AG(a)	36,981	926,905
Wienerberger AG	25,665	872,061
		1,798,966
Belgium–1.68%
Umicore S.A.	12,035	682,311
Unifiedpost Group S.A.(a)	18,490	475,335
		1,157,646
Brazil–0.82%
Yara International ASA	12,129	565,846
Canada–1.22%
CAE, Inc.	37,455	846,197
China–3.47%
Alibaba Group Holding Ltd., ADR(a)	3,424	869,114
Autohome, Inc., ADR	5,240	577,605
Baidu, Inc., ADR(a)	2,636	619,513
Xinyi Glass Holdings Ltd.	136,000	330,265
		2,396,497
Finland–1.88%
Metso Outotec OYJ	73,473	732,380
QT Group Oyj(a)	6,836	565,193
		1,297,573
France–15.71%
Airbus SE(a)	8,915	898,133
Cie Plastic Omnium S.A.	29,403	1,152,464
ENGIE S.A.(a)	70,514	1,095,368
Orange S.A.	163,613	1,923,722
Sanofi	13,018	1,223,088
SOITEC(a)	3,283	660,760
TOTAL SE	52,027	2,196,378
Veolia Environnement S.A.	40,026	1,070,102
Vivendi S.A.	20,805	638,345
		10,858,360
Germany–9.20%
Deutsche Telekom AG	56,369	1,005,251
Evotec SE(a)	16,748	660,392
Just Eat Takeaway.com N.V.(a)(b)	14,935	1,713,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,748	1,262,267
Nordex SE(a)	31,793	907,474
Shares		Value
Germany–(continued)
Siemens Energy AG(a)	21,964	$812,971
		6,361,811
Hong Kong–2.42%
AIA Group Ltd.	136,400	1,671,229
India–1.44%
Housing Development Finance Corp. Ltd.	30,149	994,612
Italy–3.05%
Enel S.p.A.	212,611	2,111,161
Japan–13.90%
FANUC Corp.	4,800	1,260,513
Hitachi Ltd.	46,700	1,928,896
KDDI Corp.	50,200	1,478,209
Kobe Bussan Co. Ltd.	16,400	453,549
Koito Manufacturing Co. Ltd.	18,400	1,180,659
SoftBank Group Corp.	9,600	739,582
Sony Corp.	10,600	1,014,362
Yakult Honsha Co. Ltd.	30,400	1,553,474
		9,609,244
Netherlands–7.07%
BE Semiconductor Industries N.V.	7,616	522,839
Heineken N.V.	7,859	818,658
Prosus N.V.(a)	18,319	2,128,463
Signify N.V.(a)	29,767	1,415,473
		4,885,433
Portugal–0.74%
Sonae SGPS S.A.	637,912	514,052
Singapore–1.46%
DBS Group Holdings Ltd.	53,760	1,010,756
South Korea–1.46%
Samsung Electronics Co. Ltd.	13,784	1,005,983
Spain–5.27%
Bankinter S.A.	274,871	1,546,900
Iberdrola S.A.	152,500	2,068,164
Iberdrola S.A.(a)	2,179	29,571
		3,644,635
Sweden–4.59%
Elekta AB, Class B	75,283	1,085,201
SkiStar AB(a)	50,911	745,130
Volvo AB, Class B(a)	54,433	1,345,274
		3,175,605
Switzerland–5.90%
ALSO Holding AG	3,059	820,353
Burckhardt Compression Holding AG	1,537	532,145
Meyer Burger Technology AG(a)	886,697	347,896
Novartis AG, ADR	13,261	1,199,723
Roche Holding AG	3,426	1,180,882
		4,080,999

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
United Kingdom–6.48%
BP PLC	402,453	$1,495,549
Experian PLC	35,892	1,255,362
National Express Group PLC(a)	310,810	1,063,908
WH Smith PLC(a)	31,603	661,491
		4,476,310
Total Common Stocks & Other Equity Interests (Cost $53,904,967)		67,303,496
Money Market Funds–2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	870,043	870,043
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	580,028	$580,028
Total Money Market Funds (Cost $1,450,071)		1,450,071
TOTAL INVESTMENTS IN SECURITIES—99.46% (Cost $55,355,038)		68,753,567
OTHER ASSETS LESS LIABILITIES–0.54%		370,798
NET ASSETS–100.00%		$69,124,365
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2021 represented 2.48% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,472,737	$(2,602,694)	$-	$-	$870,043	$7
Invesco Treasury Portfolio, Institutional Class	-	2,315,158	(1,735,130)	-	-	580,028	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	230,700	14	(230,714)	-	-	-	1*
Invesco Private Prime Fund	345,000	-	(345,000)	-	-	-	4*
Total	$575,700	$5,787,909	$(4,913,538)	$-	$-	$1,450,071	$14

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$407,508	$—	$—	$407,508
Australia	—	4,433,073	—	4,433,073
Austria	—	1,798,966	—	1,798,966
Belgium	—	1,157,646	—	1,157,646
Brazil	—	565,846	—	565,846
Canada	846,197	—	—	846,197
China	2,066,232	330,265	—	2,396,497
Finland	—	1,297,573	—	1,297,573
France	—	10,858,360	—	10,858,360
Germany	—	6,361,811	—	6,361,811
Hong Kong	—	1,671,229	—	1,671,229
India	—	994,612	—	994,612
Italy	—	2,111,161	—	2,111,161
Japan	—	9,609,244	—	9,609,244
Netherlands	—	4,885,433	—	4,885,433
Portugal	—	514,052	—	514,052
Singapore	—	1,010,756	—	1,010,756
South Korea	—	1,005,983	—	1,005,983
Spain	—	3,644,635	—	3,644,635
Sweden	—	3,175,605	—	3,175,605
Switzerland	1,199,723	2,881,276	—	4,080,999
United Kingdom	—	4,476,310	—	4,476,310
Money Market Funds	1,450,071	—	—	1,450,071
Total Investments	$5,969,731	$62,783,836	$—	$68,753,567
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Core Equity Fund